SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS.
Financial assets receivable					¥ 1,971,824
Deferred tax assets	¥ 834,717	$ 130,985	¥ 1,398,562		697,348
LIABILITIES.
Guarantee liabilities-stand ready	4,818,144	756,072	4,173,497		2,212,125
Guarantee liabilities-contingent	3,285,081	515,501	3,543,454		734,730
Other tax payable	241,369	37,876	254,486		263,856
SHAREHOLDERS' EQUITY
Retained earnings	¥ 9,642,506	$ 1,513,120	¥ 4,137,542		2,071,332
Adjustment
LIABILITIES.
Guarantee liabilities-stand ready					2,148,402
ASU No. 2016-13 | Adjustment
ASSETS.
Financial assets receivable					117,321
Deferred tax assets					336,830
LIABILITIES.
Guarantee liabilities-stand ready					(63,723)
Guarantee liabilities-contingent					1,952,545
Other tax payable					(4,275)
SHAREHOLDERS' EQUITY
Retained earnings				¥ 1,430,000	¥ (1,430,396)
ASU No. 2016-13 | Adjusted Balance
ASSETS.
Financial assets receivable				2,089,145
Deferred tax assets				1,034,178
LIABILITIES.
Guarantee liabilities-stand ready				2,148,402
Guarantee liabilities-contingent				2,687,275
Other tax payable				259,581
SHAREHOLDERS' EQUITY
Retained earnings				¥ 640,936